Classification and measurement of financial instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent Consideration change description	The significant unobservable inputs used to determine the fair value of the contingent purchase consideration are the projected trailing revenues of RHW and the date of exercising the options. If the annual trailing revenue of RHW were to exceed the floor by 10%, the amount of the contingent purchase consideration recognised in the Group Financial Statements would increase by $7m (2023: $7m). If the date for exercising the options is assumed to be 2033 and the amount payable is based on the floor, the amount of the undiscounted contingent purchase consideration would be $86m (2023: $86m).
Contingent purchase consideration	$ 73	$ 69
Expected trade receivables and loans	31
Barclay associate [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Put Option Value Of Investment In Associate	$ 0	$ 0
Regent Hospitality Worldwide Inc [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of voting equity interests acquired			51.00%
Ownership Percentage			100.00%
Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Non-marketability factor	20.00%	20.00%
Top of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Non-marketability factor	30.00%	30.00%
Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Beneficial interest			49.00%
Regent [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities	$ 81
Regent [member] | Top of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities	261
Payable 2024 [member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities incurred	13
Payment due in 2026 [member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Cash consideration	$ 39
Payment due in 2026 [member] | Regent [member] | Regent Hospitality Worldwide Inc [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Beneficial interest	25.00%
Cash consideration years	2026
Payment due in 2028 [member] | Regent [member] | Regent Hospitality Worldwide Inc [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Beneficial interest	24.00%
Cash consideration	$ 42
Cash consideration years	2028
Discount rate, measurement input [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of possible increase in unobservable input, liabilities	6.40%	6.40%
Discount rate, measurement input [member] | Top of range [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Percentage of possible increase in unobservable input, liabilities	10.00%	10.00%
Annual trailing revenue exceeding the floor [Member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Sensitivity analysis annual trailing revenue exceeding the floor	10.00%
Increase (decrease) in contingent consideration	$ 7	$ 7
Exercising the options in 2033 [Member] | Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent purchase consideration	$ 86	$ 86